Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity $ in Thousands	Dec. 31, 2015 USD ($)
Amortized Cost and Fair Value of Debt Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 1,139
Due in one year or less	1,153
Due after one year through five years	10,790
Due after one year through five years	10,890
Due after five years through ten years	19,172
Due after five years through ten years	19,830
Due after ten years	111,042
Due after ten years	113,833
Total	142,143
Total	$ 145,706